January 31, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares Global Government Bond USD Hedged Active ETF | GGOV | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2026
iShares Global Government Bond USD Hedged Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
Australia — 1.2%
Australia Government Bonds
1.00%, 12/21/30(a)	AUD30	$17,820
1.00%, 11/21/31(a)	AUD20	11,485
1.25%, 05/21/32	AUD140	80,200
1.75%, 06/21/51(a)	AUD30	10,599
2.75%, 11/21/27(a)	AUD100	67,907
2.75%, 11/21/29(a)	AUD230	151,518
2.75%, 05/21/41(a)	AUD37	19,456
3.75%, 05/21/34(a)	AUD20	13,021
4.25%, 06/21/34(a)	AUD120	80,938
4.25%, 03/21/36(a)	AUD85	56,531
4.25%, 10/21/36(a)	AUD20	13,239
4.75%, 06/21/54(a)	AUD10	6,423
		529,137
Austria — 0.8%
Republic of Austria Government Bonds
0.50%, 04/20/27(a)(b)	EUR39	45,412
0.70%, 04/20/71(a)(b)	EUR30	12,302
0.75%, 03/20/51(b)	EUR23	13,994
2.50%, 10/20/29(a)(b)	EUR80	95,236
2.90%, 02/20/33(a)(b)	EUR40	47,702
2.95%, 02/20/35(a)(b)	EUR43	50,638
3.15%, 06/20/44(a)(b)	EUR25	27,792
3.15%, 10/20/53(a)(b)	EUR10	10,511
3.20%, 02/20/36(a)(b)	EUR10	11,908
3.20%, 07/15/39(a)	EUR27	31,351
3.45%, 10/20/30(a)(b)	EUR10	12,339
		359,185
Belgium — 1.1%
Kingdom of Belgium Government Bonds
0.00%, 10/22/27(a)(b)	EUR40	45,760
0.35%, 06/22/32(a)(b)	EUR40	40,631
1.70%, 06/22/50(b)	EUR30	22,173
2.60%, 10/22/30(a)(b)	EUR30	35,568
2.70%, 10/22/29(a)(b)	EUR10	11,964
2.85%, 10/22/34(a)(b)	EUR40	46,320
3.00%, 06/22/33(a)(b)	EUR40	47,524
3.10%, 06/22/35(a)(b)	EUR10	11,709
3.40%, 06/22/36(a)(b)	EUR67	79,615
3.45%, 06/22/42(a)(b)	EUR30	33,749
3.45%, 06/22/43(a)(b)	EUR60	66,941
3.50%, 06/22/55(a)(b)	EUR20	20,625
		462,579
Canada — 1.7%
Canada Government Bonds
2.00%, 12/01/51	CAD83	42,398
2.50%, 08/01/27	CAD100	73,470
2.75%, 09/01/30	CAD172	125,345
2.75%, 12/01/55	CAD10	5,886
3.00%, 03/01/32	CAD195	142,584
3.25%, 09/01/28	CAD105	78,257
3.25%, 12/01/33	CAD10	7,339
3.25%, 06/01/35	CAD115	83,561
3.25%, 12/01/35	CAD30	21,714
3.50%, 03/01/28	CAD30	22,445
3.50%, 03/01/34	CAD20	14,915
3.50%, 12/01/45	CAD22	15,573
3.50%, 12/01/56	CAD10	6,851
3.50%, 12/01/57	CAD60	41,041
Security	Par (000)	Value
Canada (continued)
4.00%, 03/01/29	CAD70	$53,341
4.00%, 06/01/41	CAD17	12,975
		747,695
Chile — 0.1%
Bonos de la Tesoreria de la Republica en pesos
5.10%, 07/15/50	CLP5,000	5,432
5.80%, 10/01/29(a)(b)	CLP10,000	11,833
5.80%, 10/01/34(a)(b)	CLP25,000	29,597
		46,862
China — 7.6%
China Government Bonds
1.40%, 11/25/28	CNY500	71,801
1.42%, 08/15/28	CNY690	99,126
1.44%, 09/15/27	CNY440	63,182
1.65%, 05/15/35	CNY470	66,660
1.83%, 08/25/35	CNY1,330	191,307
1.85%, 05/15/27	CNY1,860	268,838
1.92%, 01/15/55	CNY300	39,468
2.04%, 11/25/34	CNY50	7,337
2.11%, 08/25/34	CNY1,180	174,210
2.27%, 05/25/34	CNY370	55,281
2.35%, 02/25/34	CNY1,270	190,732
2.37%, 01/15/29	CNY1,900	280,558
2.40%, 07/15/28	CNY970	142,791
2.44%, 10/15/27	CNY660	96,631
2.48%, 09/25/28	CNY690	102,014
2.52%, 08/25/33	CNY760	115,375
2.64%, 01/15/28	CNY1,240	182,773
2.65%, 03/25/74	CNY170	26,067
2.67%, 05/25/33	CNY270	41,373
2.67%, 11/25/33	CNY1,540	236,568
3.27%, 08/22/46	CNY320	53,387
3.39%, 03/16/50	CNY1,050	179,442
3.52%, 04/25/46	CNY410	70,022
3.94%, 07/27/45	CNY190	34,443
3.96%, 07/29/40	CNY960	170,513
4.00%, 06/24/69	CNY450	92,125
4.22%, 03/19/48	CNY560	106,596
4.28%, 10/23/47	CNY410	78,450
		3,237,070
Czech Republic — 0.3%
Czech Republic Government Bonds
0.05%, 11/29/29	CZK970	41,357
3.60%, 06/03/36	CZK720	32,641
4.50%, 11/11/32	CZK670	33,436
6.20%, 06/16/31	CZK300	16,237
		123,671
Denmark — 0.2%
Denmark Government Bonds
0.00%, 11/15/31	DKK180	25,062
0.25%, 11/15/52(a)(b)	DKK80	6,074
0.50%, 11/15/27	DKK100	15,525
2.25%, 11/15/35	DKK100	15,276
4.50%, 11/15/39	DKK80	14,979
		76,916
Finland — 0.4%
Finland Government Bonds
0.13%, 09/15/31(a)(b)	EUR40	41,234
0.25%, 09/15/40(b)	EUR10	7,460
2.75%, 04/15/38(a)(b)	EUR10	11,152

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Global Government Bond USD Hedged Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Finland (continued)
2.88%, 04/15/29(a)(b)	EUR37	$44,612
2.95%, 04/15/55(a)(b)	EUR10	9,953
3.00%, 09/15/33(a)(b)	EUR10	11,948
3.00%, 09/15/35(a)(b)	EUR23	27,036
3.20%, 04/15/45(a)	EUR15	16,628
		170,023
France — 5.5%
French Republic Government Bonds
0.50%, 05/25/29(a)(b)	EUR150	167,086
1.25%, 05/25/36(a)(b)	EUR100	95,655
1.25%, 05/25/38(a)(b)	EUR170	153,065
1.75%, 05/25/66(a)(b)	EUR130	77,860
2.40%, 09/24/28(a)(b)	EUR60	71,280
2.50%, 09/24/27(a)(b)	EUR140	166,880
2.70%, 02/25/31(a)(b)	EUR140	165,786
2.75%, 02/25/29(a)(b)	EUR305	365,436
2.75%, 02/25/30(a)(b)	EUR160	191,079
3.00%, 05/25/33(a)(b)	EUR150	176,840
3.20%, 05/25/35(a)(b)	EUR150	175,492
3.50%, 11/25/33(a)(b)	EUR160	194,076
3.50%, 11/25/35(a)(b)	EUR50	59,605
3.60%, 05/25/42(a)(b)	EUR72	81,597
3.75%, 05/25/56(a)(b)	EUR148	156,586
4.10%, 05/25/46(a)(b)	EUR43	50,789
		2,349,112
Germany — 1.4%
Bundesobligation
2.10%, 04/12/29(a)	EUR60	70,901
2.40%, 10/19/28(a)	EUR120	143,203
2.40%, 04/18/30(a)	EUR27	32,107
Bundesrepublik Deutschland Bundesanleihe
1.25%, 08/15/48(a)	EUR192	150,123
1.80%, 08/15/53(a)	EUR20	16,700
2.50%, 11/15/32(a)	EUR75	88,454
2.50%, 08/15/46(a)	EUR40	41,287
2.60%, 05/15/41(a)	EUR60	65,820
		608,595
Greece — 0.2%
Hellenic Republic Government Bonds
1.75%, 06/18/32(a)(b)	EUR20	22,108
3.63%, 06/15/35(a)(b)	EUR25	30,295
3.88%, 06/15/28(a)(b)	EUR23	28,269
4.13%, 06/15/54(a)(b)	EUR4	4,658
4.20%, 01/30/42(a)	EUR13	16,055
		101,385
Hungary — 0.1%
Hungary Government Bonds
2.00%, 05/23/29	HUF9,900	27,060
2.25%, 04/20/33	HUF8,350	19,879
7.00%, 10/24/35	HUF3,000	9,591
		56,530
Indonesia — 0.7%
Indonesia Treasury Bonds
6.25%, 06/15/36	IDR179,000	10,652
6.38%, 08/15/28	IDR686,000	42,019
6.38%, 04/15/32	IDR960,000	58,051
6.50%, 07/15/30	IDR756,000	46,317
6.75%, 07/15/35	IDR902,000	55,244
6.88%, 08/15/51	IDR225,000	13,559
7.00%, 02/15/33	IDR150,000	9,263
Security	Par (000)	Value
Indonesia (continued)
7.13%, 08/15/40	IDR784,000	$49,091
7.13%, 08/15/45	IDR307,000	19,308
7.38%, 05/15/48	IDR121,000	7,701
		311,205
Ireland — 0.3%
Ireland Government Bonds
0.90%, 05/15/28(a)	EUR15	17,310
1.35%, 03/18/31(a)	EUR40	44,912
2.60%, 10/18/34(a)	EUR31	35,776
3.00%, 10/18/43(a)	EUR21	23,362
3.15%, 10/18/55(a)	EUR13	13,739
		135,099
Israel — 0.3%
Israel Government Bonds
1.30%, 04/30/32	ILS50	14,045
2.80%, 11/29/52	ILS38	9,150
3.75%, 02/28/29	ILS170	55,222
3.75%, 03/31/47	ILS36	10,793
4.00%, 03/30/35	ILS112	36,668
		125,878
Italy — 5.1%
Italy Buoni Poliennali Del Tesoro
2.10%, 08/26/27(a)	EUR140	165,862
2.55%, 02/25/27(a)	EUR190	226,301
2.65%, 06/15/28(a)	EUR30	35,869
2.70%, 10/15/27(a)	EUR110	131,575
2.95%, 02/15/27(a)	EUR80	95,665
3.15%, 11/15/31(a)(b)	EUR80	96,327
3.15%, 03/15/33(a)(b)	EUR100	119,176
3.25%, 07/15/32(a)(b)	EUR45	54,235
3.25%, 11/15/32(a)(b)	EUR30	36,065
3.45%, 07/15/27(a)	EUR30	36,233
3.45%, 07/15/31(a)	EUR90	110,177
3.60%, 10/01/35(a)	EUR125	150,668
3.65%, 08/01/35(a)(b)	EUR110	133,316
3.85%, 07/01/34(a)	EUR110	136,212
3.85%, 02/01/35(a)	EUR100	123,466
3.85%, 10/01/40(a)(b)	EUR90	106,854
4.10%, 04/30/46(a)(b)	EUR23	27,386
4.30%, 10/01/54(a)(b)	EUR54	64,023
4.45%, 09/01/43(a)(b)	EUR26	32,612
4.50%, 10/01/53(a)(b)	EUR81	99,434
4.65%, 10/01/55(a)(b)	EUR62	77,328
5.75%, 02/01/33(a)	EUR100	138,764
		2,197,548
Japan — 13.9%
Japan Government Five Year Bonds
0.50%, 06/20/29	JPY5,400	33,793
1.00%, 03/20/30	JPY34,800	219,816
1.00%, 06/20/30	JPY43,350	273,083
1.10%, 06/20/30	JPY31,750	200,871
1.30%, 09/20/30	JPY13,300	84,690
1.40%, 09/20/30	JPY16,400	104,913
Japan Government Forty Year Bonds
2.20%, 03/20/49	JPY5,500	28,788
2.20%, 03/20/50	JPY20,200	103,647
2.20%, 03/20/51	JPY28,000	140,852
2.20%, 03/20/64	JPY21,200	95,210
2.40%, 03/20/48	JPY35,200	194,896
3.10%, 03/20/65	JPY2,250	12,775

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Global Government Bond USD Hedged Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
Japan Government Ten Year Bonds
0.50%, 12/20/32	JPY11,150	$65,710
0.70%, 12/20/33	JPY45,250	264,377
1.00%, 03/20/34	JPY45,750	272,570
1.60%, 09/20/35	JPY6,050	37,060
1.70%, 09/20/35	JPY1,100	6,800
Japan Government Thirty Year Bonds
1.80%, 11/22/32	JPY4,000	25,750
2.00%, 09/20/40	JPY10,600	61,970
2.20%, 09/20/39	JPY46,600	284,315
2.20%, 03/20/41	JPY15,600	92,809
2.20%, 06/20/54	JPY30,650	148,863
2.30%, 05/20/32	JPY43,800	291,241
2.30%, 03/20/39	JPY43,500	270,683
2.30%, 03/20/40	JPY47,600	291,619
2.40%, 02/20/30	JPY30,350	202,607
2.40%, 11/20/31	JPY42,250	282,733
2.40%, 09/20/38	JPY42,550	269,866
2.50%, 06/20/34	JPY900	6,016
2.50%, 09/20/34	JPY12,800	85,446
2.50%, 03/20/38	JPY22,650	146,217
2.80%, 06/20/55	JPY12,000	66,539
3.20%, 09/20/55	JPY8,600	51,728
Japan Government Twenty Year Bonds
1.70%, 12/20/31	JPY8,200	52,819
1.70%, 09/20/32	JPY2,100	13,449
1.70%, 12/20/32	JPY4,800	30,687
1.80%, 12/20/32	JPY4,100	26,381
2.50%, 06/20/45	JPY7,700	45,123
2.70%, 09/20/45	JPY7,350	44,342
Japan Government Two Year Bonds
0.70%, 07/01/27	JPY21,500	138,140
0.80%, 06/01/27	JPY28,800	185,393
0.90%, 08/01/27	JPY10,500	67,614
0.90%, 09/01/27	JPY19,000	122,291
1.00%, 10/01/27	JPY25,800	166,238
1.00%, 11/01/27	JPY22,400	144,273
1.10%, 01/01/28	JPY28,000	180,482
		5,935,485
Malaysia — 0.8%
Malaysia Government Bonds
3.34%, 05/15/30	MYR200	50,867
3.48%, 07/02/35	MYR130	32,896
3.52%, 04/20/28	MYR150	38,456
3.58%, 07/15/32	MYR210	53,688
4.05%, 04/18/39	MYR235	61,226
4.07%, 06/15/50	MYR70	17,935
4.18%, 05/16/44	MYR120	31,482
4.46%, 03/31/53	MYR70	18,985
4.50%, 04/30/29	MYR55	14,524
4.92%, 07/06/48	MYR20	5,776
		325,835
Mexico — 0.7%
Mexican Bonos
5.50%, 03/04/27	MXN1,000	56,207
7.50%, 05/26/33	MXN1,000	53,885
8.00%, 05/24/35	MXN1,000	53,641
8.00%, 11/07/47	10	—
8.50%, 03/01/29	MXN7	40,701
8.50%, 02/28/30	MXN1,000	57,835
Security	Par (000)	Value
Mexico (continued)
Series M, 8.00%, 11/07/47	MXN1,000	$50,297
		312,566
Netherlands — 0.9%
Netherlands Government Bonds
0.00%, 01/15/52(a)(b)	EUR30	14,404
0.50%, 07/15/32(a)(b)	EUR60	62,195
0.50%, 01/15/40(b)	EUR35	28,777
0.75%, 07/15/28(a)(b)	EUR40	45,864
2.00%, 01/15/54(a)(b)	EUR20	17,237
2.50%, 01/15/30(a)(b)	EUR76	90,570
2.50%, 07/15/35(a)(b)	EUR55	62,988
3.25%, 01/15/44(a)(b)	EUR50	58,253
3.50%, 01/15/56(a)(b)	EUR5	5,854
		386,142
New Zealand — 0.2%
New Zealand Government Bonds
0.25%, 05/15/28	NZD40	22,456
1.75%, 05/15/41	NZD17	6,729
2.00%, 05/15/32	NZD55	29,085
2.75%, 05/15/51	NZD15	5,927
4.25%, 05/15/36	NZD40	23,356
4.50%, 05/15/30	NZD30	18,511
		106,064
Norway — 0.1%
Norway Government Bonds
1.25%, 09/17/31(a)(b)	NOK320	28,684
3.75%, 06/12/35(a)(b)	NOK150	15,057
		43,741
Peru — 0.2%
Peru Government Bonds
7.30%, 08/12/33(a)(b)	PEN150	50,917
7.60%, 08/12/39(a)(b)	PEN40	13,059
		63,976
Poland — 0.6%
Republic of Poland Government Bonds
0.00%, 01/25/28(c)	PLN400	105,089
1.75%, 04/25/32	PLN100	23,895
4.00%, 04/25/47	PLN28	6,694
4.50%, 07/25/30	PLN220	62,539
5.00%, 10/25/34	PLN110	31,026
5.00%, 10/25/35	PLN41	11,463
		240,706
Portugal — 0.5%
Portugal Obrigacoes do Tesouro OT
0.30%, 10/17/31(a)(b)	EUR50	52,133
0.70%, 10/15/27(a)(b)	EUR30	34,778
1.00%, 04/12/52(a)(b)	EUR10	6,319
1.15%, 04/11/42(a)(b)	EUR28	23,160
1.95%, 06/15/29(a)(b)	EUR20	23,496
3.00%, 06/15/35(a)(b)	EUR35	41,218
3.25%, 06/13/36(a)(b)	EUR8	9,524
3.63%, 06/12/54(a)(b)	EUR5	5,598
		196,226
Romania — 0.2%
Romania Government Bonds
6.30%, 04/25/29	RON200	46,718
6.75%, 04/25/35	RON50	11,712
7.20%, 10/30/33	RON120	28,908
		87,338

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Global Government Bond USD Hedged Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Singapore — 0.3%
Singapore Government Bonds
1.88%, 03/01/50	SGD20	$15,003
2.38%, 07/01/39	SGD30	24,277
2.75%, 03/01/46	SGD7	6,062
3.00%, 04/01/29	SGD50	41,015
3.00%, 08/01/72(a)	SGD10	9,394
3.38%, 05/01/34	SGD30	26,030
		121,781
Slovakia — 0.2%
Slovakia Government Bonds
2.50%, 06/04/29(a)	EUR10	11,860
3.75%, 03/06/34(a)	EUR40	48,949
3.75%, 02/27/40(a)	EUR10	11,637
		72,446
Slovenia — 0.1%
Slovenia Government Bonds
0.49%, 10/20/50(a)	EUR5	2,832
3.00%, 03/10/34(a)	EUR25	29,762
		32,594
South Korea — 1.7%
Korea Treasury Bonds
1.13%, 09/10/39	KRW21,250	10,823
1.88%, 03/10/51	KRW98,800	49,288
2.00%, 09/10/68	KRW19,340	9,095
2.25%, 06/10/28	KRW98,020	66,737
2.50%, 09/10/30	KRW27,110	18,068
2.50%, 03/10/52	KRW71,020	40,239
2.63%, 03/10/30	KRW135,920	91,492
2.63%, 06/10/35	KRW80,460	51,307
2.63%, 03/10/48	KRW50,110	29,616
2.63%, 03/10/55	KRW63,080	36,530
2.63%, 09/10/55	KRW29,860	17,299
2.75%, 09/10/45	KRW23,840	14,576
2.75%, 09/10/54	KRW11,650	6,937
2.75%, 09/10/74	KRW19,440	11,390
2.88%, 09/10/44	KRW52,850	32,972
3.25%, 06/10/27	KRW112,330	78,406
3.25%, 09/10/42	KRW58,880	38,858
3.25%, 03/10/53	KRW41,000	26,913
3.38%, 06/10/32	KRW110,400	75,920
3.50%, 06/10/34	KRW8,600	5,897
3.63%, 09/10/53	KRW6,000	4,208
		716,571
Spain — 3.2%
Spain Government Bonds
0.80%, 07/30/29	EUR90	101,067
0.85%, 07/30/37(a)(b)	EUR40	35,947
2.40%, 05/31/28	EUR100	119,041
2.50%, 05/31/27	EUR40	47,657
2.70%, 01/31/30	EUR90	107,615
3.00%, 01/31/33	EUR40	47,714
3.10%, 07/30/31	EUR80	96,824
3.25%, 04/30/34(a)(b)	EUR90	108,154
3.30%, 04/30/36(a)(b)	EUR40	47,545
3.45%, 10/31/34(a)(b)	EUR93	113,058
3.45%, 07/30/43(a)(b)	EUR80	90,662
3.50%, 05/31/29	EUR100	122,835
3.50%, 01/31/41(a)(b)	EUR70	81,219
3.90%, 07/30/39(b)	EUR83	101,865
4.00%, 10/31/54(a)(b)	EUR80	93,453
Security	Par (000)	Value
Spain (continued)
5.15%, 10/31/28(a)(b)	EUR60	$76,539
		1,391,195
Sweden — 0.1%
Sweden Government Bonds
0.13%, 05/12/31(a)(b)	SEK200	19,991
0.50%, 11/24/45(a)	SEK60	4,206
0.75%, 11/12/29(a)(b)	SEK110	11,711
2.25%, 05/11/35(a)	SEK200	21,553
		57,461
Switzerland — 0.3%
Swiss Confederation Government Bonds
0.00%, 06/22/29(a)	CHF15	19,441
0.00%, 06/26/34(a)	CHF35	44,600
0.50%, 05/28/40(a)	CHF15	19,720
0.50%, 05/24/55(a)	CHF13	17,159
0.88%, 05/22/47(a)	CHF10	14,057
		114,977
Thailand — 0.7%
Thailand Government Bonds
1.19%, 04/17/29	THB600	18,964
1.66%, 03/17/30	THB590	18,932
2.00%, 12/17/31	THB680	22,175
2.05%, 04/17/28	THB1,970	63,556
2.41%, 03/17/35	THB1,595	52,680
2.70%, 06/17/40	THB1,000	32,846
2.80%, 06/17/34	THB351	11,955
2.98%, 06/17/45	THB735	23,848
3.15%, 06/17/50	THB420	13,972
3.60%, 06/17/67	THB450	16,631
4.00%, 06/17/55	THB380	14,661
4.00%, 06/17/72	THB250	10,130
		300,350
United Kingdom — 5.6%
United Kingdom Gilt
3.50%, 07/22/68(a)	GBP140	136,091
4.00%, 05/22/29(a)	GBP100	137,353
4.00%, 10/22/31(a)	GBP120	163,263
4.00%, 10/22/63(a)	GBP140	152,167
4.13%, 07/22/29(a)	GBP90	124,116
4.13%, 03/07/31(a)	GBP125	171,508
4.13%, 03/07/33(a)	GBP60	81,251
4.25%, 12/07/46(a)	GBP60	72,137
4.25%, 12/07/49(a)	GBP120	142,169
4.38%, 03/07/28(a)	GBP210	290,960
4.38%, 03/07/30(a)	GBP125	173,738
4.38%, 07/31/54(a)	GBP80	94,832
4.50%, 06/07/28(a)	GBP40	55,626
4.50%, 03/07/35(a)	GBP100	136,562
4.63%, 01/31/34(a)	GBP60	83,312
4.75%, 10/22/35(a)	GBP50	69,242
4.75%, 10/22/43(a)	GBP160	208,987
5.38%, 01/31/56(a)	GBP80	111,219
		2,404,533
Total Foreign Government Obligations — 57.3% (Cost: $24,933,465)		24,548,477

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Global Government Bond USD Hedged Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 33.6%
U.S. Treasury Note/Bond
0.63%, 08/15/30	$200	$173,984
1.00%, 07/31/28	100	93,918
1.25%, 08/15/31	980	852,256
1.38%, 10/31/28	750	706,875
1.38%, 11/15/31	980	852,026
1.75%, 08/15/41	1,000	672,539
1.88%, 02/15/32	690	613,831
1.88%, 11/15/51	570	313,856
2.25%, 08/15/27	890	873,104
2.25%, 08/15/46	220	144,427
2.25%, 02/15/52	950	574,045
2.50%, 02/15/45	15	10,594
2.75%, 04/30/27	460	455,598
2.75%, 05/31/29	150	145,816
2.75%, 08/15/47	130	92,625
2.88%, 08/15/28	750	737,344
2.88%, 04/30/29	150	146,514
2.88%, 05/15/32	40	37,586
3.00%, 11/15/44	870	671,225
3.13%, 05/15/48	185	140,015
3.50%, 04/30/30	760	752,816
3.75%, 12/31/30	420	418,966
3.75%, 11/30/32	50	49,195
3.88%, 11/30/27	520	523,067
3.88%, 12/31/32	60	59,466
3.88%, 08/15/34	870	851,954
4.00%, 07/31/29	750	758,203
4.00%, 07/31/30	50	50,486
4.00%, 11/15/35	20	19,591
4.25%, 03/15/27	340	342,563
4.25%, 11/15/34	130	130,599
4.25%, 05/15/35	110	110,241
4.25%, 08/15/35	90	90,084
4.38%, 07/15/27	900	910,617
4.38%, 08/31/28	640	652,325
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.50%, 05/31/29	$100	$102,633
4.63%, 11/15/55	110	105,428
4.75%, 05/15/55	75	73,324
4.75%, 08/15/55	95	92,907
		14,402,643
Total U.S. Government Obligations — 33.6% (Cost: $14,382,492)		14,402,643
Total Long-Term Investments — 90.9% (Cost: $39,315,957)		38,951,120
	Shares
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(d)(e)	573,571	573,858
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	100,000	100,000
Total Short-Term Securities — 1.6% (Cost: $673,856)		673,858
Total Investments — 92.5% (Cost: $39,989,813)		39,624,978
Other Assets Less Liabilities — 7.5%		3,232,724
Net Assets — 100.0%		$42,857,702

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,132,704	$—	$(558,848)(a)	$—	$2	$573,858	573,571	$17,438	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0 (a)	—	—	—	100,000	100,000	952	—
				$—	$2	$673,858		$18,390	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BOBL	4	03/06/26	$553	$91
Euro BTP	15	03/06/26	2,154	6,018
Euro BUND	110	03/06/26	16,712	17,406
Euro SCHATZ	3	03/06/26	380	50
10-Year U.S. Treasury Note	76	03/20/26	8,494	7,289
				30,854
Short Contracts
Euro BUXL	4	03/06/26	521	3,504
Euro OAT	54	03/06/26	7,805	(46,696)
10-Year Japanese Government Treasury Bonds	5	03/13/26	4,252	28,388
10-Year Australian Treasury Bonds	87	03/16/26	6,613	(21,047)
10-Year Canadian Bond	105	03/20/26	9,337	61
Ultra U.S. Treasury Bond	32	03/20/26	3,745	58,453
Long Gilt	106	03/27/26	13,177	103,173
2-Year U.S. Treasury Note	3	03/31/26	625	(0)
5-Year U.S. Treasury Note	2	03/31/26	218	7
				125,843
				$156,697
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	140,000	USD	164,792	Goldman Sachs & Co.	02/03/26	$1,156
JPY	9,184,000	USD	58,739	BNP Paribas SA	02/03/26	605
JPY	13,090,000	USD	83,940	Goldman Sachs & Co.	02/03/26	643
USD	17,505	AUD	25,000	Morgan Stanley & Co. International PLC	03/03/26	97
USD	423,256	AUD	603,000	UBS AG	03/03/26	3,376
USD	646,816	CAD	873,000	Bank of America N.A.	03/03/26	4,893
USD	113,665	CHF	87,000	Bank of America N.A.	03/03/26	785
USD	136,858	CZK	2,787,000	Morgan Stanley & Co. International PLC	03/03/26	1,088
USD	88,374	DKK	552,000	Bank of America N.A.	03/03/26	616
USD	8,615,648	EUR	7,205,000	BNP Paribas SA	03/03/26	63,914
USD	89,305	EUR	75,000	Morgan Stanley & Co. International PLC	03/03/26	286
USD	2,432,617	GBP	1,766,000	Morgan Stanley & Co. International PLC	03/03/26	16,181
USD	60,922	HUF	19,479,000	Morgan Stanley & Co. International PLC	03/03/26	516
USD	6,116,565	JPY	939,657,000	Bank of America N.A.	03/03/26	30,299
USD	12,878	MXN	224,000	Morgan Stanley & Co. International PLC	03/03/26	92
USD	264,553	MXN	4,583,000	UBS AG	03/03/26	2,949
USD	50,778	NOK	486,000	Bank of America N.A.	03/03/26	320
USD	112,341	NZD	185,000	UBS AG	03/03/26	836
USD	216,406	PLN	763,000	Morgan Stanley & Co. International PLC	03/03/26	1,678
USD	90,531	RON	387,000	Goldman Sachs & Co.	03/03/26	609
USD	69,449	SEK	612,000	Bank of America N.A.	03/03/26	645
USD	99,625	SGD	126,000	Morgan Stanley & Co. International PLC	03/03/26	381
USD	317,727	THB	9,960,000	Goldman Sachs & Co.	03/04/26	570
USD	141,870	ILS	438,000	UBS AG	03/05/26	535
AUD	45,000	USD	30,067	Goldman Sachs & Co.	03/18/26	1,265
AUD	132,000	USD	88,145	UBS AG	03/18/26	3,764

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	222,000	USD	41,246	BNP Paribas SA	03/18/26	$523
BRL	106,000	USD	19,133	Deutsche Bank Securities Inc.	03/18/26	811
BRL	132,000	USD	23,973	Goldman Sachs & Co.	03/18/26	862
BRL	280,000	USD	49,988	UBS AG	03/18/26	2,695
CAD	121,000	USD	88,530	Morgan Stanley & Co. International PLC	03/18/26	499
CAD	45,000	USD	32,440	UBS AG	03/18/26	670
CNY	441,000	USD	63,070	Bank of America N.A.	03/18/26	315
CNY	190,000	USD	27,044	BNP Paribas SA	03/18/26	265
CNY	140,000	USD	20,054	Deutsche Bank Securities Inc.	03/18/26	68
CNY	214,000	USD	30,480	UBS AG	03/18/26	279
COP	4,485,000	USD	1,145	Goldman Sachs & Co.	03/18/26	58
CZK	243,000	USD	11,681	Goldman Sachs & Co.	03/18/26	159
EUR	77,000	USD	90,263	UBS AG	03/18/26	1,193
GBP	73,000	USD	98,379	Goldman Sachs & Co.	03/18/26	1,505
GBP	129,000	USD	173,325	Morgan Stanley & Co. International PLC	03/18/26	3,183
GBP	136,000	USD	182,348	UBS AG	03/18/26	3,738
ILS	36,000	USD	11,171	Goldman Sachs & Co.	03/18/26	448
INR	2,048,000	USD	22,252	Deutsche Bank Securities Inc.	03/18/26	7
INR	2,074,000	USD	22,462	Goldman Sachs & Co.	03/18/26	79
KRW	102,566,000	USD	69,888	Bank of America N.A.	03/18/26	917
KRW	23,673,000	USD	16,242	Deutsche Bank Securities Inc.	03/18/26	100
KRW	39,233,000	USD	26,613	Goldman Sachs & Co.	03/18/26	471
MXN	374,000	USD	20,659	Bank of America N.A.	03/18/26	659
MXN	808,000	USD	45,030	Morgan Stanley & Co. International PLC	03/18/26	1,025
SEK	701,000	USD	75,732	Morgan Stanley & Co. International PLC	03/18/26	3,137
SGD	29,000	USD	22,604	Morgan Stanley & Co. International PLC	03/18/26	261
SGD	49,000	USD	38,059	UBS AG	03/18/26	575
USD	22,390	AUD	32,000	Morgan Stanley & Co. International PLC	03/18/26	109
USD	30,309	CAD	41,000	BNP Paribas SA	03/18/26	142
USD	76,325	CNY	530,000	Bank of America N.A.	03/18/26	147
USD	20,159	CNY	140,000	BNP Paribas SA	03/18/26	36
USD	11,974	EUR	10,000	BNP Paribas SA	03/18/26	96
USD	35,852	EUR	30,000	UBS AG	03/18/26	219
USD	23,266	GBP	17,000	Bank of America N.A.	03/18/26	5
USD	42,693	GBP	31,000	Morgan Stanley & Co. International PLC	03/18/26	277
USD	38,658	GBP	28,000	UBS AG	03/18/26	347
USD	26,670	HKD	207,000	Goldman Sachs & Co.	03/18/26	134
USD	9,013	HKD	70,000	UBS AG	03/18/26	40
USD	45,753	KRW	65,722,000	Deutsche Bank Securities Inc.	03/18/26	383
USD	55,165	KRW	78,823,000	Goldman Sachs & Co.	03/18/26	751
USD	15,775	ZAR	250,000	Goldman Sachs & Co.	03/18/26	347
USD	25,486	ZAR	410,000	Morgan Stanley & Co. International PLC	03/18/26	185
ZAR	351,000	USD	21,103	Bank of America N.A.	03/18/26	557
ZAR	858,000	USD	51,310	BNP Paribas SA	03/18/26	1,636
ZAR	397,000	USD	23,735	Goldman Sachs & Co.	03/18/26	764
ZAR	388,000	USD	23,019	Morgan Stanley & Co. International PLC	03/18/26	924
USD	323,337	IDR	5,414,277,000	Bank of America N.A.	03/25/26	939
						170,639
AUD	603,000	USD	423,276	UBS AG	02/03/26	$(3,377)
CAD	873,000	USD	646,043	Bank of America N.A.	02/03/26	(4,882)
CHF	87,000	USD	113,323	Bank of America N.A.	02/03/26	(781)
CZK	2,787,000	USD	136,819	Morgan Stanley & Co. International PLC	02/03/26	(1,087)

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	552,000	USD	88,228	Bank of America N.A.	02/03/26	$(614)
EUR	7,205,000	USD	8,604,283	BNP Paribas SA	02/03/26	(63,840)
GBP	1,766,000	USD	2,432,683	Morgan Stanley & Co. International PLC	02/03/26	(16,176)
HUF	19,479,000	USD	61,042	Morgan Stanley & Co. International PLC	02/03/26	(507)
ILS	438,000	USD	141,842	UBS AG	02/03/26	(535)
JPY	939,657,000	USD	6,101,946	Bank of America N.A.	02/03/26	(30,242)
MXN	4,583,000	USD	265,227	UBS AG	02/03/26	(2,982)
NOK	486,000	USD	50,784	Bank of America N.A.	02/03/26	(319)
NZD	185,000	USD	112,223	UBS AG	02/03/26	(834)
PLN	763,000	USD	216,423	Morgan Stanley & Co. International PLC	02/03/26	(1,675)
RON	387,000	USD	90,652	Goldman Sachs & Co.	02/03/26	(609)
SEK	612,000	USD	69,351	Bank of America N.A.	02/03/26	(644)
SGD	126,000	USD	99,429	Morgan Stanley & Co. International PLC	02/03/26	(381)
THB	9,960,000	USD	317,478	Goldman Sachs & Co.	02/03/26	(935)
USD	394,662	AUD	590,000	Goldman Sachs & Co.	02/03/26	(16,184)
USD	8,737	AUD	13,000	Morgan Stanley & Co. International PLC	02/03/26	(316)
USD	620,802	CAD	849,000	Bank of America N.A.	02/03/26	(2,733)
USD	17,315	CAD	24,000	BNP Paribas SA	02/03/26	(312)
USD	110,076	CHF	87,000	Bank of America N.A.	02/03/26	(2,466)
USD	135,280	CZK	2,787,000	BNP Paribas SA	02/03/26	(452)
USD	86,922	DKK	552,000	Bank of America N.A.	02/03/26	(692)
USD	8,524,849	EUR	7,242,000	BNP Paribas SA	02/03/26	(59,452)
USD	120,441	EUR	103,000	Morgan Stanley & Co. International PLC	02/03/26	(1,650)
USD	54,993	GBP	41,000	Bank of America N.A.	02/03/26	(1,109)
USD	2,322,449	GBP	1,725,000	Goldman Sachs & Co.	02/03/26	(37,955)
USD	59,399	HUF	19,479,000	UBS AG	02/03/26	(1,136)
USD	137,423	ILS	438,000	Morgan Stanley & Co. International PLC	02/03/26	(3,884)
USD	6,070,917	JPY	948,426,000	Bank of America N.A.	02/03/26	(57,449)
USD	85,647	JPY	13,505,000	Morgan Stanley & Co. International PLC	02/03/26	(1,617)
USD	254,464	MXN	4,583,000	Bank of America N.A.	02/03/26	(7,781)
USD	48,299	NOK	486,000	Goldman Sachs & Co.	02/03/26	(2,166)
USD	98,226	NZD	170,000	Bank of America N.A.	02/03/26	(4,132)
USD	8,654	NZD	15,000	Goldman Sachs & Co.	02/03/26	(377)
USD	212,170	PLN	763,000	Goldman Sachs & Co.	02/03/26	(2,578)
USD	88,977	RON	387,000	Goldman Sachs & Co.	02/03/26	(1,065)
USD	49,777	SEK	458,000	Bank of America N.A.	02/03/26	(1,640)
USD	16,730	SEK	154,000	Goldman Sachs & Co.	02/03/26	(559)
USD	98,155	SGD	126,000	Morgan Stanley & Co. International PLC	02/03/26	(894)
USD	316,143	THB	9,960,000	UBS AG	02/03/26	(399)
GBP	237,000	USD	325,349	Bank of America N.A.	03/03/26	(1,059)
GBP	31,000	USD	42,556	BNP Paribas SA	03/03/26	(138)
JPY	13,048,000	USD	84,818	Bank of America N.A.	03/03/26	(305)
JPY	12,456,000	USD	80,967	UBS AG	03/03/26	(288)
AUD	40,000	USD	28,261	Bank of America N.A.	03/18/26	(410)
BRL	215,000	USD	40,821	BNP Paribas SA	03/18/26	(368)
BRL	103,000	USD	19,397	Goldman Sachs & Co.	03/18/26	(17)
EUR	20,000	USD	23,808	Goldman Sachs & Co.	03/18/26	(53)
HKD	164,000	USD	21,129	UBS AG	03/18/26	(106)
INR	2,824,000	USD	31,156	Goldman Sachs & Co.	03/18/26	(463)
KRW	91,611,000	USD	63,574	Bank of America N.A.	03/18/26	(332)
USD	24,787	AUD	37,000	Goldman Sachs & Co.	03/18/26	(975)
USD	56,273	AUD	84,000	Morgan Stanley & Co. International PLC	03/18/26	(2,214)
USD	174,316	AUD	262,000	UBS AG	03/18/26	(8,109)

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	78,344	BRL	432,000	Goldman Sachs & Co.	03/18/26	$(2,937)
USD	22,173	BRL	125,000	Morgan Stanley & Co. International PLC	03/18/26	(1,346)
USD	30,918	BRL	172,000	UBS AG	03/18/26	(1,444)
USD	15,220	CAD	21,000	Bank of America N.A.	03/18/26	(231)
USD	79,128	CAD	109,000	BNP Paribas SA	03/18/26	(1,071)
USD	141,953	CAD	195,000	Morgan Stanley & Co. International PLC	03/18/26	(1,523)
USD	11,285	CHF	9,000	Morgan Stanley & Co. International PLC	03/18/26	(411)
USD	43,784	CLP	40,480,000	UBS AG	03/18/26	(2,527)
USD	84,469	CNY	590,000	Bank of America N.A.	03/18/26	(333)
USD	43,035	CNY	300,000	BNP Paribas SA	03/18/26	(84)
USD	3,183,307	CNY	22,350,000	UBS AG	03/18/26	(29,100)
USD	53,913	EUR	46,000	BNP Paribas SA	03/18/26	(724)
USD	58,902	EUR	50,000	Morgan Stanley & Co. International PLC	03/18/26	(485)
USD	86,557	GBP	64,000	Bank of America N.A.	03/18/26	(1,012)
USD	67,104	GBP	50,000	BNP Paribas SA	03/18/26	(1,310)
USD	340,995	GBP	254,000	Morgan Stanley & Co. International PLC	03/18/26	(6,547)
USD	268,536	GBP	201,000	UBS AG	03/18/26	(6,487)
USD	14,997	JPY	2,356,000	Bank of America N.A.	03/18/26	(283)
USD	93,159	JPY	14,470,000	UBS AG	03/18/26	(685)
USD	23,357	KRW	33,869,000	Bank of America N.A.	03/18/26	(24)
USD	669,800	KRW	976,233,000	Deutsche Bank Securities Inc.	03/18/26	(4,126)
USD	99,926	KRW	146,441,000	Goldman Sachs & Co.	03/18/26	(1,168)
USD	17,089	MXN	300,000	Bank of America N.A.	03/18/26	(10)
USD	93,194	MXN	1,700,000	Goldman Sachs & Co.	03/18/26	(3,705)
USD	64,311	MXN	1,166,000	Morgan Stanley & Co. International PLC	03/18/26	(2,150)
USD	317,874	MYR	1,305,000	Goldman Sachs & Co.	03/18/26	(13,641)
USD	72,455	PEN	245,000	Morgan Stanley & Co. International PLC	03/18/26	(192)
USD	45,662	PLN	166,000	Morgan Stanley & Co. International PLC	03/18/26	(1,055)
USD	7,615	SEK	70,000	BNP Paribas SA	03/18/26	(261)
USD	77,117	SEK	713,000	Morgan Stanley & Co. International PLC	03/18/26	(3,102)
USD	7,800	SGD	10,000	Bank of America N.A.	03/18/26	(85)
USD	7,793	SGD	10,000	Goldman Sachs & Co.	03/18/26	(92)
USD	78,077	SGD	100,000	Morgan Stanley & Co. International PLC	03/18/26	(768)
USD	2,083	THB	66,000	Goldman Sachs & Co.	03/18/26	(21)
USD	18,826	ZAR	310,000	BNP Paribas SA	03/18/26	(304)
USD	7,887	ZAR	130,000	Goldman Sachs & Co.	03/18/26	(135)
USD	21,712	ZAR	360,000	Morgan Stanley & Co. International PLC	03/18/26	(504)
USD	80,110	ZAR	1,350,000	UBS AG	03/18/26	(3,197)
ZAR	406,000	USD	25,765	Morgan Stanley & Co. International PLC	03/18/26	(711)
						(448,046)
						$(277,407)

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
12.65%	Quarterly	1-day BZDIOVER, 0.05%	Quarterly	N/A	01/02/29	BRL	907	$108	$1	$107
12.66%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/02/29	BRL	1,000	53	1	52
12.76%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/02/29	BRL	2,065	(843)	2	(845)
13.06%	Quarterly	1-day BZDIOVER, 0.05%	Quarterly	N/A	01/02/29	BRL	2,078	(3,935)	2	(3,937)
13.19%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/02/29	BRL	12,102	(30,719)	10	(30,729)
13.28%	Semi-Annual	1-day BZDIOVER, 0.05%	Semi-Annual	N/A	01/02/29	BRL	622	(1,471)	1	(1,472)
13.32%	Quarterly	1-day BZDIOVER, 0.05%	Quarterly	N/A	01/02/29	BRL	120	(360)	—	(360)
13.37%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/02/29	BRL	417	(921)	1	(922)
13.45%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/02/29	BRL	1,770	(5,014)	3	(5,017)
13.55%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/02/29	BRL	161	(542)	—	(542)
13.55%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/02/29	BRL	82	(280)	—	(280)
China Fixing Repo Rates 7-day, 1.64%	At Termination	1.47%	At Termination	N/A	12/17/30	CNY	7,186	(7,808)	11	(7,819)
China Fixing Repo Rates 7-day, 1.64%	At Termination	1.47%	At Termination	N/A	12/17/30	CNY	1,581	(1,728)	3	(1,731)
1-day TIIEFONDEO, 7.20%	Monthly	7.84%	Monthly	3/18/2026(a)	03/12/31	MXN	11,210	6,909	6	6,903
1-day TIIEFONDEO, 7.20%	Monthly	7.86%	Monthly	3/18/2026(a)	03/12/31	MXN	7,775	5,162	4	5,158
1-day TIIEFONDEO, 7.20%	Monthly	7.99%	Monthly	3/18/2026(a)	03/12/31	MXN	4,304	4,189	2	4,187
1-day SSARON, (0.08)%	Annual	0.32%	Annual	3/18/2026(a)	03/18/31	CHF	162	1,117	2	1,115
1-day SSARON, (0.08)%	Annual	0.33%	Annual	3/18/2026(a)	03/18/31	CHF	71	511	1	510
1-day SSARON, (0.08)%	Annual	0.37%	Annual	3/18/2026(a)	03/18/31	CHF	72	730	62	668
1.44%	Quarterly	1-day THOR, 1.23%	Quarterly	3/18/2026(a)	03/18/31	THB	4,003	339	1	338
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.61%	Quarterly	3/18/2026(a)	03/18/31	CNY	1,361	(257)	2	(259)
China Fixing Repo Rates 7-day, 1.64%	At Termination	1.62%	At Termination	3/18/2026(a)	03/18/31	CNY	18,069	(3,099)	29	(3,128)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.63%	Quarterly	3/18/2026(a)	03/18/31	CNY	2,417	(223)	3	(226)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.63%	Quarterly	3/18/2026(a)	03/18/31	CNY	2,159	(119)	3	(122)

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.63%	Quarterly	3/18/2026(a)	03/18/31	CNY	6,068	$(609)	$9	$(618)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.63%	Quarterly	3/18/2026(a)	03/18/31	CNY	3,604	(211)	6	(217)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.64%	Quarterly	3/18/2026(a)	03/18/31	CNY	2,103	(29)	4	(33)
China Fixing Repo Rates 7-day, 1.64%	Quarterly	1.67%	Quarterly	3/18/2026(a)	03/18/31	CNY	4,103	816	7	809
China Fixing Repo Rates 7-day, 1.64%	At Termination	1.69%	At Termination	3/18/2026(a)	03/18/31	CNY	3,709	1,294	6	1,288
1.88%	Semi-Annual	1-day SORA, 1.11%	Semi-Annual	3/18/2026(a)	03/18/31	SGD	168	14	1	13
3-mo. TAIBOR, 1.68%	Quarterly	1.98%	Annual	3/18/2026(a)	03/18/31	TWD	2,544	(752)	1	(753)
3-mo. TAIBOR, 1.68%	At Termination	1.99%	At Termination	3/18/2026(a)	03/18/31	TWD	2,269	(648)	—	(648)
3-mo. TAIBOR, 1.68%	At Termination	2.02%	At Termination	3/18/2026(a)	03/18/31	TWD	9,863	(2,381)	3	(2,384)
3-mo. TAIBOR, 1.68%	At Termination	2.06%	At Termination	3/18/2026(a)	03/18/31	TWD	3,495	(608)	1	(609)
3-mo. TAIBOR, 1.68%	Quarterly	2.07%	Quarterly	3/18/2026(a)	03/18/31	TWD	3,918	(612)	2	(614)
3-mo. TAIBOR, 1.68%	At Termination	2.08%	At Termination	3/18/2026(a)	03/18/31	TWD	3,495	(536)	1	(537)
3-mo. TAIBOR, 1.68%	Quarterly	2.08%	Annual	3/18/2026(a)	03/18/31	TWD	2,189	(313)	1	(314)
3-mo. TAIBOR, 1.68%	At Termination	2.09%	At Termination	3/18/2026(a)	03/18/31	TWD	2,189	(287)	1	(288)
3-mo. TAIBOR, 1.68%	At Termination	2.09%	At Termination	3/18/2026(a)	03/18/31	TWD	6,048	(821)	2	(823)
3-mo. TAIBOR, 1.68%	At Termination	2.10%	At Termination	3/18/2026(a)	03/18/31	TWD	2,105	(258)	1	(259)
3-mo. TAIBOR, 1.68%	Quarterly	2.10%	Quarterly	3/18/2026(a)	03/18/31	TWD	4,173	(481)	1	(482)
3-mo. TAIBOR, 1.68%	Quarterly	2.11%	Annual	3/18/2026(a)	03/18/31	TWD	2,946	(309)	1	(310)
3-mo. TAIBOR, 1.68%	Semi-Annual	2.14%	Semi-Annual	3/18/2026(a)	03/18/31	TWD	1,153	(70)	1	(71)
3-mo. TAIBOR, 1.68%	Semi-Annual	2.14%	Semi-Annual	3/18/2026(a)	03/18/31	TWD	6,135	(356)	2	(358)
3-mo. TAIBOR, 1.68%	Quarterly	2.17%	Quarterly	3/18/2026(a)	03/18/31	TWD	24,312	(518)	9	(527)
3-mo. TAIBOR, 1.68%	At Termination	2.17%	At Termination	3/18/2026(a)	03/18/31	TWD	2,775	(39)	1	(40)
2.53%	Annual	6-mo. EURIBOR, 2.16%	Semi-Annual	3/18/2026(a)	03/18/31	EUR	151	11	(8)	19
2.54%	Annual	6-mo. EURIBOR, 2.16%	Semi-Annual	3/18/2026(a)	03/18/31	EUR	316	(306)	(13)	(293)
2.54%	Annual	6-mo. EURIBOR, 2.16%	Semi-Annual	3/18/2026(a)	03/18/31	EUR	5,112	(2,529)	685	(3,214)
2.55%	Annual	6-mo. EURIBOR, 2.16%	Semi-Annual	3/18/2026(a)	03/18/31	EUR	410	(612)	24	(636)

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.55%	Annual	6-mo. EURIBOR, 2.16%	Semi-Annual	3/18/2026(a)	03/18/31	EUR	337	$(339)	$(11)	$(328)
2.56%	Annual	6-mo. EURIBOR, 2.16%	Semi-Annual	3/18/2026(a)	03/18/31	EUR	611	(1,011)	(16)	(995)
2.56%	Annual	6-mo. EURIBOR, 2.16%	Semi-Annual	3/18/2026(a)	03/18/31	EUR	517	(879)	21	(900)
2.57%	Annual	6-mo. EURIBOR, 2.16%	Semi-Annual	3/18/2026(a)	03/18/31	EUR	705	(1,468)	86	(1,554)
2.60%	Annual	6-mo. EURIBOR, 2.16%	Semi-Annual	3/18/2026(a)	03/18/31	EUR	652	(2,652)	209	(2,861)
3-mo. STIBOR, 2.02%	Quarterly	2.61%	Annual	3/18/2026(a)	03/18/31	SEK	1,169	695	(2)	697
2.61%	Annual	6-mo. EURIBOR, 2.16%	Semi-Annual	3/18/2026(a)	03/18/31	EUR	472	(2,286)	39	(2,325)
2.61%	Annual	6-mo. EURIBOR, 2.16%	Semi-Annual	3/18/2026(a)	03/18/31	EUR	371	(1,636)	(596)	(1,040)
3-mo. STIBOR, 2.02%	Quarterly	2.62%	Annual	3/18/2026(a)	03/18/31	SEK	886	557	80	477
2.62%	Annual	6-mo. EURIBOR, 2.16%	Semi-Annual	3/18/2026(a)	03/18/31	EUR	1,322	(6,710)	(498)	(6,212)
3-mo. STIBOR, 2.02%	Quarterly	2.67%	Annual	3/18/2026(a)	03/18/31	SEK	2,075	1,882	1,025	857
3-mo. STIBOR, 2.02%	Quarterly	2.68%	Annual	3/18/2026(a)	03/18/31	SEK	2,558	2,407	10	2,397
3-mo. STIBOR, 2.02%	Quarterly	2.68%	Annual	3/18/2026(a)	03/18/31	SEK	767	708	(246)	954
3-mo. STIBOR, 2.02%	Quarterly	2.69%	Annual	3/18/2026(a)	03/18/31	SEK	498	486	74	412
3-mo. STIBOR, 2.02%	Quarterly	2.71%	Annual	3/18/2026(a)	03/18/31	SEK	14,023	15,628	829	14,799
2.87%	Semi-Annual	1-day CORRA, 2.25%	Semi-Annual	3/18/2026(a)	03/18/31	CAD	179	(356)	(308)	(48)
2.88%	Semi-Annual	1-day CORRA, 2.25%	Semi-Annual	3/18/2026(a)	03/18/31	CAD	277	(721)	—	(721)
2.90%	Quarterly	3-mo. HIBOR, 2.82%	Quarterly	3/18/2026(a)	03/18/31	HKD	722	453	1	452
2.90%	Quarterly	3-mo. HIBOR, 2.83%	Quarterly	3/18/2026(a)	03/18/31	HKD	222	138	1	137
2.91%	Quarterly	3-mo. HIBOR, 2.82%	Quarterly	3/18/2026(a)	03/18/31	HKD	2,845	1,623	4	1,619
2.93%	Quarterly	3-mo. HIBOR, 2.83%	Quarterly	3/18/2026(a)	03/18/31	HKD	379	173	—	173
2.95%	Quarterly	3-mo. HIBOR, 2.82%	Quarterly	3/18/2026(a)	03/18/31	HKD	416	152	—	152
2.96%	Quarterly	3-mo. HIBOR, 2.82%	Quarterly	3/18/2026(a)	03/18/31	HKD	1,158	315	2	313
2.96%	Quarterly	3-mo. HIBOR, 2.82%	Quarterly	3/18/2026(a)	03/18/31	HKD	1,040	286	1	285
2.97%	Quarterly	3-mo. HIBOR, 2.83%	Quarterly	3/18/2026(a)	03/18/31	HKD	506	109	1	108
2.98%	Quarterly	3-mo. HIBOR, 2.83%	Quarterly	3/18/2026(a)	03/18/31	HKD	1,790	330	2	328
2.98%	Quarterly	3-mo. HIBOR, 2.83%	Quarterly	3/18/2026(a)	03/18/31	HKD	1,166	194	2	192
3.00%	Quarterly	3-mo. HIBOR, 2.83%	Quarterly	3/18/2026(a)	03/18/31	HKD	469	30	1	29
3.02%	Quarterly	3-mo. HIBOR, 2.83%	Quarterly	3/18/2026(a)	03/18/31	HKD	4,106	(421)	6	(427)

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-mo. KRW CDC, 2.73%	At Termination	3.15%	At Termination	3/18/2026(a)	03/18/31	KRW	50,845	$(404)	$—	$(404)
3-mo. KRW CDC, 2.73%	Quarterly	3.17%	Quarterly	3/18/2026(a)	03/18/31	KRW	491,180	(3,630)	4	(3,634)
3-mo. KRW CDC, 2.73%	Quarterly	3.17%	Quarterly	3/18/2026(a)	03/18/31	KRW	476,345	(3,559)	4	(3,563)
3-mo. KRW CDC, 2.73%	At Termination	3.18%	At Termination	3/18/2026(a)	03/18/31	KRW	994,904	(6,888)	8	(6,896)
3-mo. KRW CDC, 2.73%	Quarterly	3.19%	Quarterly	3/18/2026(a)	03/18/31	KRW	657,949	(4,492)	5	(4,497)
3-mo. KRW CDC, 2.73%	Quarterly	3.22%	Quarterly	3/18/2026(a)	03/18/31	KRW	1,826,354	(10,131)	13	(10,144)
3-mo. KRW CDC, 2.73%	Quarterly	3.23%	Quarterly	3/18/2026(a)	03/18/31	KRW	263,905	(1,419)	2	(1,421)
3-mo. KRW CDC, 2.73%	Quarterly	3.26%	Annual	3/18/2026(a)	03/18/31	KRW	353,696	(1,605)	3	(1,608)
3-mo. KRW CDC, 2.73%	At Termination	3.31%	At Termination	3/18/2026(a)	03/18/31	KRW	252,281	(746)	2	(748)
3-mo. KRW CDC, 2.73%	At Termination	3.34%	At Termination	3/18/2026(a)	03/18/31	KRW	117,065	(224)	1	(225)
3-mo. KRW CDC, 2.73%	At Termination	3.36%	At Termination	3/18/2026(a)	03/18/31	KRW	396,499	(534)	3	(537)
3-mo. KRW CDC, 2.73%	Quarterly	3.37%	Quarterly	3/18/2026(a)	03/18/31	KRW	624,010	(619)	5	(624)
3-mo. KRW CDC, 2.73%	Quarterly	3.39%	Quarterly	3/18/2026(a)	03/18/31	KRW	10,001,178	(2,088)	76	(2,164)
1-day SHIR, 4.00%	Annual	3.42%	Annual	3/18/2026(a)	03/18/31	ILS	251	8	1	7
3-mo. KRW CDC, 2.73%	At Termination	3.42%	At Termination	3/18/2026(a)	03/18/31	KRW	1,432,685	1,026	11	1,015
1-day SHIR, 4.00%	Annual	3.43%	Annual	3/18/2026(a)	03/18/31	ILS	334	48	2	46
1-day SHIR, 4.00%	Annual	3.44%	Annual	3/18/2026(a)	03/18/31	ILS	287	83	1	82
1-day SHIR, 4.00%	Annual	3.46%	Annual	3/18/2026(a)	03/18/31	ILS	298	183	1	182
1-day SHIR, 4.00%	Annual	3.47%	Annual	3/18/2026(a)	03/18/31	ILS	311	237	1	236
1-day SOFR, 3.68%	Annual	3.48%	Annual	3/18/2026(a)	03/18/31	USD	200	(515)	142	(657)
1-day SOFR, 3.68%	Annual	3.50%	Annual	3/18/2026(a)	03/18/31	USD	343	(507)	(326)	(181)
1-day SOFR, 3.68%	Annual	3.52%	Annual	3/18/2026(a)	03/18/31	USD	352	(216)	(974)	758
1-day SOFR, 3.68%	Annual	3.56%	Annual	3/18/2026(a)	03/18/31	USD	45	48	(23)	71
1-day SOFR, 3.68%	Annual	3.57%	Annual	3/18/2026(a)	03/18/31	USD	2,859	5,545	153	5,392
1-day SOFR, 3.68%	Annual	3.58%	Annual	3/18/2026(a)	03/18/31	USD	128	301	(30)	331
1-day SOFR, 3.68%	Annual	3.61%	Annual	3/18/2026(a)	03/18/31	USD	1,133	3,798	1,328	2,470
3.61%	Annual	6-mo. PRIBOR, 3.44%	Semi-Annual	3/18/2026(a)	03/18/31	CZK	1,089	32	—	32
3.68%	Annual	6-mo. PRIBOR, 3.44%	Semi-Annual	3/18/2026(a)	03/18/31	CZK	1,189	(160)	1	(161)
3.70%	Annual	1-day SONIA, 3.72%	Annual	3/18/2026(a)	03/18/31	GBP	152	693	76	617

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.73%	Annual	6-mo. PRIBOR, 3.44%	Semi-Annual	3/18/2026(a)	03/18/31	CZK	1,821	$(434)	$1	$(435)
3.75%	Annual	6-mo. PRIBOR, 3.44%	Semi-Annual	3/18/2026(a)	03/18/31	CZK	1,615	(475)	47	(522)
3.76%	Annual	6-mo. PRIBOR, 3.44%	Semi-Annual	3/18/2026(a)	03/18/31	CZK	3,793	(1,227)	(408)	(819)
6-mo. WIBOR, 3.79%	Semi-Annual	3.77%	Annual	3/18/2026(a)	03/18/31	PLN	1,395	(846)	4	(850)
6-mo. WIBOR, 3.79%	Semi-Annual	3.77%	Annual	3/18/2026(a)	03/18/31	PLN	474	(252)	1	(253)
3.78%	Annual	6-mo. PRIBOR, 3.44%	Semi-Annual	3/18/2026(a)	03/18/31	CZK	610	(212)	1	(213)
6-mo. WIBOR, 3.79%	Semi-Annual	3.79%	Annual	3/18/2026(a)	03/18/31	PLN	376	(91)	2	(93)
6-mo. WIBOR, 3.79%	Semi-Annual	3.79%	Annual	3/18/2026(a)	03/18/31	PLN	468	(120)	71	(191)
6-mo. WIBOR, 3.79%	Semi-Annual	3.79%	Annual	3/18/2026(a)	03/18/31	PLN	352	(97)	1	(98)
6-mo. WIBOR, 3.79%	Semi-Annual	3.81%	Annual	3/18/2026(a)	03/18/31	PLN	433	(5)	1	(6)
6-mo. WIBOR, 3.79%	Semi-Annual	3.81%	Annual	3/18/2026(a)	03/18/31	PLN	1,089	(74)	3	(77)
3.83%	Annual	6-mo. PRIBOR, 3.44%	Semi-Annual	3/18/2026(a)	03/18/31	CZK	6,168	(2,856)	3	(2,859)
3.87%	Annual	1-day SONIA, 3.72%	Annual	3/18/2026(a)	03/18/31	GBP	892	(5,411)	(1,921)	(3,490)
3.87%	Annual	1-day SONIA, 3.72%	Annual	3/18/2026(a)	03/18/31	GBP	206	(1,262)	(28)	(1,234)
3.88%	Annual	1-day SONIA, 3.72%	Annual	3/18/2026(a)	03/18/31	GBP	505	(3,348)	7	(3,355)
3.88%	Annual	1-day SONIA, 3.72%	Annual	3/18/2026(a)	03/18/31	GBP	460	(2,979)	7	(2,986)
3.89%	Annual	1-day SONIA, 3.72%	Annual	3/18/2026(a)	03/18/31	GBP	267	(1,909)	4	(1,913)
4.51%	Semi-Annual	6-mo. BBSW, 4.09%	Semi-Annual	3/18/2026(a)	03/18/31	AUD	113	334	—	334
4.52%	Semi-Annual	6-mo. BBSW, 4.09%	Semi-Annual	3/18/2026(a)	03/18/31	AUD	426	1,220	3	1,217
4.52%	Semi-Annual	6-mo. BBSW, 4.09%	Semi-Annual	3/18/2026(a)	03/18/31	AUD	230	640	2	638
4.52%	Semi-Annual	6-mo. BBSW, 4.09%	Semi-Annual	3/18/2026(a)	03/18/31	AUD	288	758	2	756
4.52%	Semi-Annual	6-mo. BBSW, 4.09%	Semi-Annual	3/18/2026(a)	03/18/31	AUD	255	728	2	726
4.53%	Semi-Annual	6-mo. BBSW, 4.09%	Semi-Annual	3/18/2026(a)	03/18/31	AUD	212	521	2	519
4.53%	Semi-Annual	6-mo. BBSW, 4.09%	Semi-Annual	3/18/2026(a)	03/18/31	AUD	255	589	1	588
4.55%	Semi-Annual	6-mo. BBSW, 4.09%	Semi-Annual	3/18/2026(a)	03/18/31	AUD	1,226	2,242	9	2,233
4.56%	Semi-Annual	6-mo. BBSW, 4.09%	Semi-Annual	3/18/2026(a)	03/18/31	AUD	84	129	1	128
4.57%	Semi-Annual	6-mo. BBSW, 4.09%	Semi-Annual	3/18/2026(a)	03/18/31	AUD	488	553	4	549
4.58%	Semi-Annual	6-mo. BBSW, 4.09%	Semi-Annual	3/18/2026(a)	03/18/31	AUD	84	73	1	72
4.58%	Semi-Annual	6-mo. BBSW, 4.09%	Semi-Annual	3/18/2026(a)	03/18/31	AUD	396	314	3	311

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.63%	Semi-Annual	6-mo. BBSW, 4.09%	Semi-Annual	3/18/2026(a)	03/18/31	AUD	509	$(383)	$4	$(387)
4.63%	Semi-Annual	6-mo. BBSW, 4.09%	Semi-Annual	3/18/2026(a)	03/18/31	AUD	264	(160)	2	(162)
4.66%	Semi-Annual	6-mo. BBSW, 4.09%	Semi-Annual	3/18/2026(a)	03/18/31	AUD	590	(882)	4	(886)
1-day MIBOR, 5.53%	Semi annual	5.74%	Semi annual	3/18/2026(a)	03/18/31	INR	250	(51)	—	(51)
1-day MIBOR, 5.53%	At Termination	5.74%	At Termination	3/18/2026(a)	03/18/31	INR	8,516	(1,736)	1	(1,737)
1-day MIBOR, 5.53%	At Termination	5.74%	At Termination	3/18/2026(a)	03/18/31	INR	17,890	(3,637)	2	(3,639)
1-day MIBOR, 5.53%	Quarterly	5.76%	Quarterly	3/18/2026(a)	03/18/31	INR	5,025	(978)	1	(979)
1-day MIBOR, 5.53%	Semi-Annual	5.76%	Semi-Annual	3/18/2026(a)	03/18/31	INR	5,025	(993)	—	(993)
1-day MIBOR, 5.53%	At Termination	5.77%	At Termination	3/18/2026(a)	03/18/31	INR	9,326	(1,786)	1	(1,787)
1-day MIBOR, 5.53%	At Termination	5.77%	At Termination	3/18/2026(a)	03/18/31	INR	4,635	(878)	1	(879)
1-day MIBOR, 5.53%	At Termination	5.77%	At Termination	3/18/2026(a)	03/18/31	INR	8,610	(1,662)	1	(1,663)
1-day MIBOR, 5.53%	Semi-Annual	5.85%	Annual	3/18/2026(a)	03/18/31	INR	24,977	(3,931)	3	(3,934)
1-day MIBOR, 5.53%	At Termination	5.85%	At Termination	3/18/2026(a)	03/18/31	INR	24,977	(3,870)	3	(3,873)
1-day MIBOR, 5.53%	At Termination	5.86%	At Termination	3/18/2026(a)	03/18/31	INR	12,648	(1,883)	1	(1,884)
1-day MIBOR, 5.53%	At Termination	5.94%	At Termination	3/18/2026(a)	03/18/31	INR	32,131	(3,661)	4	(3,665)
1-day MIBOR, 5.53%	At Termination	5.95%	At Termination	3/18/2026(a)	03/18/31	INR	6,225	(688)	1	(689)
1-day MIBOR, 5.53%	Semi Annual	5.95%	Semi Annual	3/18/2026(a)	03/18/31	INR	26,843	(2,961)	3	(2,964)
1-day MIBOR, 5.53%	Semi Annual	5.95%	Semi Annual	3/18/2026(a)	03/18/31	INR	26,843	(2,949)	3	(2,952)
1-day MIBOR, 5.53%	Quarterly	5.95%	Quarterly	3/18/2026(a)	03/18/31	INR	10,930	(1,213)	1	(1,214)
1-day MIBOR, 5.53%	Semi Annual	5.96%	Semi Annual	3/18/2026(a)	03/18/31	INR	31,527	(3,320)	4	(3,324)
1-day MIBOR, 5.53%	Quarterly	5.96%	Annual	3/18/2026(a)	03/18/31	INR	13,500	(1,416)	1	(1,417)
1-day MIBOR, 5.53%	Semi Annual	5.96%	Semi Annual	3/18/2026(a)	03/18/31	INR	16,643	(1,791)	2	(1,793)
1-day MIBOR, 5.53%	Semi-Annual	5.97%	Semi-Annual	3/18/2026(a)	03/18/31	INR	35,027	(3,495)	5	(3,500)
1-day MIBOR, 5.53%	At Termination	5.97%	At Termination	3/18/2026(a)	03/18/31	INR	53,422	(5,457)	7	(5,464)
1-day MIBOR, 5.53%	At Termination	5.98%	At Termination	3/18/2026(a)	03/18/31	INR	36,983	(3,516)	5	(3,521)
1-day MIBOR, 5.53%	At Termination	6.01%	At Termination	3/18/2026(a)	03/18/31	INR	26,348	(2,142)	3	(2,145)
1-day MIBOR, 5.53%	Semi-Annual	6.01%	Semi-Annual	3/18/2026(a)	03/18/31	INR	14,645	(1,197)	2	(1,199)
1-day MIBOR, 5.53%	Quarterly	6.02%	Quarterly	3/18/2026(a)	03/18/31	INR	50,690	(4,040)	6	(4,046)
1-day MIBOR, 5.53%	At Termination	6.03%	At Termination	3/18/2026(a)	03/18/31	INR	20,838	(1,500)	3	(1,503)

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day MIBOR, 5.53%	At Termination	6.12%	At Termination	3/18/2026(a)	03/18/31	INR	92,419	$(2,903)	$11	$(2,914)
1-day MIBOR, 5.53%	At Termination	6.12%	At Termination	3/18/2026(a)	03/18/31	INR	92,419	(3,070)	12	(3,082)
1-day MIBOR, 5.53%	At Termination	6.15%	At Termination	3/18/2026(a)	03/18/31	INR	16,103	(287)	2	(289)
1-day MIBOR, 5.53%	Quarterly	6.17%	Quarterly	3/18/2026(a)	03/18/31	INR	61,394	(731)	8	(739)
1-day MIBOR, 5.53%	Quarterly	6.18%	Quarterly	3/18/2026(a)	03/18/31	INR	43,142	(201)	5	(206)
1-day MIBOR, 5.53%	Quarterly	6.21%	Quarterly	3/18/2026(a)	03/18/31	INR	76,014	491	10	481
1-day MIBOR, 5.53%	Semi Annual	6.21%	Semi Annual	3/18/2026(a)	03/18/31	INR	61,013	366	7	359
1-day MIBOR, 5.53%	Semi-Annual	6.21%	Semi-Annual	3/18/2026(a)	03/18/31	INR	47,203	358	6	352
6.59%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	21,997	1,523	15	1,508
6.60%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	18,056	492	13	479
6.61%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	2,095	8	2	6
6.62%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	487	(14)	1	(15)
6.63%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	5,602	(333)	4	(337)
6.65%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	2,665	(270)	2	(272)
6.66%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	2,082	(266)	1	(267)
6.66%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	2,998	(343)	2	(345)
6.68%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	3,470	(580)	2	(582)
6.74%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	895	(300)	1	(301)
6.74%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	2,902	(965)	2	(967)
6.75%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	175	(63)	—	(63)
6.76%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	4,179	(1,631)	3	(1,634)
6.78%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	2,135	(951)	1	(952)
6.80%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	4,122	(1,988)	2	(1,990)
6.83%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	760	(426)	1	(427)
6.85%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	15,273	(9,671)	10	(9,681)
6.86%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	3,052	(1,977)	2	(1,979)
6.87%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	4,062	(2,737)	3	(2,740)
6.90%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	4,215	(3,194)	3	(3,197)
6.90%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	1,023	(783)	1	(784)

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6.90%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	2,411	$(1,821)	$2	$(1,823)
6.91%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	10,828	(8,405)	7	(8,412)
6.91%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	1,626	(1,258)	1	(1,259)
6.98%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	2,501	(2,388)	2	(2,390)
7.10%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	3,113	(4,027)	2	(4,029)
7.12%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	14,546	(19,294)	10	(19,304)
7.13%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	13,427	(18,286)	9	(18,295)
7.13%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	2,696	(3,665)	1	(3,666)
7.14%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	3,970	(5,553)	2	(5,555)
7.17%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	6,510	(9,550)	4	(9,554)
7.23%	Quarterly	3-mo. JIBAR, 6.71%	Quarterly	3/18/2026(a)	03/18/31	ZAR	12,436	(20,251)	7	(20,258)
								$(268,016)	$185	$(268,201)

(a)	Forward Swap.
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
13.25%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	$11,437	$(14,765)	$—	$(14,765)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$24,548,477	$—	$24,548,477
U.S. Government Obligations	—	14,402,643	—	14,402,643
Short-Term Securities
Money Market Funds	673,858	—	—	673,858
	$673,858	$38,951,120	$—	$39,624,978
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$170,639	$—	$170,639
Interest Rate Contracts	224,439	68,043	—	292,482
Liabilities
Foreign Currency Exchange Contracts	—	(448,046)	—	(448,046)
Interest Rate Contracts	(67,743)	(351,009)	—	(418,752)
	$156,696	$(560,373)	$—	$(403,677)

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
BZDIOVER	Overnight Brazil CETIP — Interbank Rate
CORRA	Canadian Overnight Repo Rate

EURIBOR	Euro Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
SHIR	ILS - Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Portfolio Abbreviation (continued)
SONIA	Sterling Overnight Interbank Average Rate
SORA	SGD - Overnight Rate Average
SSARON	CHF - Swiss Average Rate O/N